Defined Contribution Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Type 1 of defined benefit contribution	3.00%
Requisite service period	6 months	1 year
Percent of core employer contribution	1.00%
Type 2 of defined contribution plan	2.00%
Employer contribution amount	$ 2,779	$ 2,317	$ 1,883
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution percentage	100.00%
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution percentage	50.00%
Core Employer Contribution [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Requisite service period	1 month